INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes

	December 31,
	2016	2015
In respect of:
Net operating loss carry forward	$11,512	$8,142
Research and development	4,147	1,773
Other	332	299
Less - valuation allowance	(15,991)	(10,214)
Net deferred tax assets	$-	$-

Schedule of reconciliation of the theoretical tax benefit
Following is a reconciliation of the theoretical tax benefit, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2016	2015	2014
Loss before income taxes	$28,949	$16,478	$11,478
Theoretical tax benefit on the above amount	(7,237)	(4,367)	(3,042)
Decrease (increase) in tax refund resulting from:
Reduction in corporate tax rate	1,965	-	-
Non-deductible expenses and other permanent differences, mainly share based compensation expenses, issuance costs and finance expenses on convertible loans and warrants	(491)	(585)	2,706
Net change in valuation allowance	5,777	3,973	1,757
Other	373	1,018	(1,415)
Actual tax expense	$387	$39	$6

Schedule rollforward of valuation allowance
Balance at January 1, 2014	$4,484
Additions	1,757
Balance at December 31, 2014	$6,241
Additions	3,973
Balance at December 31, 2015	$10,214
Additions	5,777
Balance at December 31, 2016	$15,991